Estimated Amortization Expense Of Intangible Assets For Future Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Expected Amortization Expense [Line Items]
2012	$ 2,443
2013	951
2014	920
2015	884
2016	793
Thereafter	4,577
Total	$ 10,568